Total Capital and Net Income Per Unit - Issuance of Common Units (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Prepayment of Revolving Credit Facilities [Member]	Nov. 30, 2011 Prepayment of Revolving Credit Facilities [Member]	Apr. 30, 2011 Prepayment of Revolving Credit Facilities [Member]	Jul. 31, 2013 Funding of LNG Carrier Newbuilding [Member]	Dec. 31, 2013 General Partnership Purposes [Member]
Oct. 31, 2013
General Partnership Purposes [Member]
Prepayment of Revolving Credit Facilities, Funding of LNG Carrier Acquisition and for General Partnership Purposes [Member]
Prepayment of Revolving Credit Facilities [Member]

Capital Unit [Line Items]
Number of Common Stock Units Issued, Sold in public and continuing offering program				4,825,863	5,500,000	4,251,800		124,071	3,450,000
Number of Common Stock Units Issued, Private placement							931,098
Gross Proceeds, Sold in public and continuing offering program				$ 189,243	$ 187,449	$ 168,684		$ 5,383	$ 150,040
Gross Proceeds, Private placement							40,816
Net proceeds from equity offerings	$ 190,520	$ 182,316	$ 341,178	$ 182,316	$ 179,523	$ 161,655	$ 40,776	$ 4,926	$ 144,818
Offering Price				$ 38.43	$ 33.40	$ 38.88	$ 42.96		$ 42.62
Teekay Corporation's Ownership After the Offering				37.45%	40.09%	43.62%	36.92%		35.30%